Retirement Benefits (Schedule of Accumulated Other Comprehensive Income to be Amortized into Net Periodic Benefit Cost in Next Fiscal Year) (Details) $ in Millions	Dec. 31, 2020 USD ($)
United States
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 2
Total	2
Int’l
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	25
Total	$ 25